General Information / Summary of Significant Accounting Policies - Net Income per Ordinary Share (Detail) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accounting Policies [Abstract]
Net income	€ 1,196,640		€ 1,015,490		€ 1,146,316
Weighted average number of shares outstanding during the year	437,142		429,770		424,096
Basic net income per ordinary share	€ 2.74		€ 2.36		€ 2.70
Weighted average number of shares outstanding:	437,142		429,770		424,096
Plus shares applicable to:
Options and conditional shares	2,551		3,676		2,890
Dilutive potential ordinary shares	2,551		3,676		2,890
Adjusted weighted average number of shares	439,693	[1]	433,446	[1]	426,986	[1]
Diluted net income per ordinary share	€ 2.72	[1]	€ 2.34	[1]	€ 2.68	[1]

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.